Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Deferred tax assets and liabilities
Summary of Recognized deferred tax assets and liabilities

	Assets		Liabilities		Net
	2024	2023	2024	2023	2024	2023
Property, plant and equipment and intangible assets	845,181	1,952,945	(10,807,405)	(10,229,249)	(9,962,224)	(8,276,304)
Derivative instruments	38,637	56,026	(448,951)	(891,094)	(410,314)	(835,068)
Reserve for defined benefit plan and provisions	2,194,978	2,041,197	(569)	(42,375)	2,194,409	1,998,822
Tax losses carried forward	1,058,535	2,364,929	-	-	1,058,535	2,364,929
Tax allowances	2,111,083	834,428	-	-	2,111,083	834,428
Other assets and liabilities (*)	3,650,676	2,481,626	(1,354,032)	(239,494)	2,296,644	2,242,132
Deferred tax assets/(liabilities)	9,899,090	9,731,151	(12,610,957)	(11,402,212)	(2,711,867)	(1,671,061)
Offsetting	(7,361,212)	(8,101,477)	7,361,212	8,101,477	-	-
Net deferred tax assets/(liabilities)	2,537,878	1,629,674	(5,249,745)	(3,300,735)	(2,711,867)	(1,671,061)
(*)	Mainly comprises of loans, bonds, prepaid expenses and lease liabilities’ deferred tax effects.

Summary of Movement in deferred tax assets/ (liabilities)

	2024	2023
Opening balance, net	(1,671,061)	(9,036,191)
Income statement charge	(1,563,492)	7,737,186
Tax charge relating to components of other comprehensive income	(644,487)	1,641,006
Transferred to assets held for sale (Note 3)	-	(1,899,846)
Exchange differences	1,167,173	(113,216)
Closing balance, net	(2,711,867)	(1,671,061)

Summary of Expiration of unused tax losses

Expiration Date	Amount
2025	4,261,550
2026	179,663
2027	2,423,491
2028	633,291
2029	4,237,579
2030	271,319
2031	337,133
Indefinite	46,751
Total	12,390,777